Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues [Abstract]
Disaggregation Of Revenues

	Year Ended December 31,
	2020	2019
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$2,156	$2,143
Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	803	681
Billed to REPs serving Oncor distribution customers, through TCRF	446	391
Total transmission base revenues	1,249	1,072
Other miscellaneous revenues	87	77
Total revenues contributing to earnings	3,492	3,292

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	975	1,005
EECRF	44	50
Revenues collected for pass-through expenses	1,019	1,055

Total operating revenues	$4,511	$4,347